Supplement (Institutional, Vanguard Extended Duration Treasury Index Fund)	12 Months Ended
Aug. 31, 2011
Institutional | Vanguard Extended Duration Treasury Index Fund
Supplement Text
Supplement Text:

Vanguard Extended Duration Treasury Index Fund

Supplement to the Prospectus and Summary Prospectus Dated December 20, 2011Effective immediately, the Fund's purchase fee is increased from 0.25% to 0.50%. The purchase fee is paid directly to the Fund to offset the costs of buying securities. The fee increase is intended to better reflect transaction costs associated with the Fund's purchases of zero-coupon U.S. Treasury Securities (Treasury STRIPS).

Prospectus and Summary Prospectus Text Changes

The 'Fees and Expenses' section is restated as follows:

Fees and ExpensesThe following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Institutional Shares Plus Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee (other than on reinvested dividends or capital gains) 0.50% 0.50%

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances below $10,000) $20/year $20/year

Annual Fund Operating Expenses(1)

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Admiral

Shares Shares

Management Expenses 0.07% 0.04%

12b-1 Distribution Fee None None

Other Expenses 0.04% 0.04%

Total Annual Fund Operating Expenses 0.11% 0.08%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year, and that total annual operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

Institutional Shares $61 $85 $112 $190

Institutional

Plus Shares $58 $76 $95 $152

Vanguard Extended Duration Treasury Index Fund | Institutional
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Extended Duration Treasury Index Fund Institutional) Vanguard Extended Duration Treasury Index Fund	Vanguard Extended Duration Treasury Index Fund - Institutional Shares	Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	0.50%	0.50%
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Extended Duration Treasury Index Fund Institutional) Vanguard Extended Duration Treasury Index Fund	Vanguard Extended Duration Treasury Index Fund - Institutional Shares	Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares
Management Expenses	0.07%	0.04%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.11%	0.08%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Extended Duration Treasury Index Fund Institutional) Vanguard Extended Duration Treasury Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Extended Duration Treasury Index Fund - Institutional Shares	61	85	112	190
Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares	58	76	95	152

Shareholder Fees (Vanguard Extended Duration Treasury Index Fund, USD $)	12 Months Ended
Aug. 31, 2011
Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.50%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.50%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Institutional
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends and capital gains)

Annual Fund Operating Expenses (Vanguard Extended Duration Treasury Index Fund)	12 Months Ended
Aug. 31, 2011
Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.11%
Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.08%

Expense Example, No Redemption (Vanguard Extended Duration Treasury Index Fund, USD $)	12 Months Ended
Aug. 31, 2011
Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	$ 61
3 YEAR	85
5 YEAR	112
10 YEAR	190
Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares
Expense Example, No Redemption:
1 YEAR	58
3 YEAR	76
5 YEAR	95
10 YEAR	$ 152

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard World Fund
Central Index Key	dei_EntityCentralIndexKey	0000052848
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 29, 2012
Vanguard Extended Duration Treasury Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.50%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.11%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	61
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	85
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	112
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	190
Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.50%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	58
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	76
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	95
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	152